GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Expected Aggregate Annual Amortization Expense (Details) $ in Millions	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 1,235
2027	947
2028	396
2029	214
2030	$ 214